Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Inventories [Abstract]
Schedule of Inventories	The following table summarizes the Company’s inventories balance by category:
	September 30, 2023	December 31, 2022
DC Chargers	$6,181,368	$9,248,398
AC Chargers	220,720	123,247
Vehicles – School Buses	—	1,620,000
Component parts	431,849	560,186
Total	$6,833,937	$11,551,831
The following table summarizes the Company’s inventories balance by category:
	As of December 31,
	2022	2021
DC Chargers	$9,248,398	$7,687,598
AC Chargers	123,247	232,920
Vehicles – School Buses	1,620,000	3,180,000
Others	560,186	17,670
Total	$11,551,831	$11,118,188